Income tax (Details Narrative) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%
Operating loss		$ 237,000			$ 19,000	$ 138,000
Deferred tax assets valuation allowance		237,000			19,000	138,000
Provision for income tax expenses				$ (1)	$ (1,000)	$ 117,000	$ 136,000
SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate	17.00%	17.00%		17.00%	17.00%